Financing Receivables (Impaired Financing Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	¥ 932	¥ 8,203
Related Allowance	837	3,593
Unpaid Principal Balance	932	8,203
Average Recorded Investment	4,464	8,176
No Related Allowance Recorded
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded Investment	922	319
Unpaid Principal Balance	1,141	704
Average Recorded Investment	¥ 707	¥ 69